Equity Based Awards (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity	Option activity under the plan for the year ended December 31, 2021 is as follows:

	Number of Shares	Weighted- Average Exercise Price (Per Share)	Weighted- Average Remaining Contractual Life (in years)
Outstanding at December 31, 2020	18,663,466	$1.81	8.71
Granted	—	—
Exercised	(2,020,709)	0.98
Forfeited	(713,278)	1.93

Outstanding at December 31, 2021	15,929,479	$1.91	7.89

Options exercisable at December 31, 2021	7,208,521	$1.66	7.28

Summary of Additional information Regarding Exercise of Stock Options
Additional information regarding the exercise of stock options is as follows:

	Year Ended December 31,
(in thousands, except weighted average)	2021	2020
Weighted-average grant date fair value of options granted	$—	$1.28
Intrinsic value of options exercised	17,614	4,455
Cash received from options exercised	1,967	1,131

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
In the year ended December 31, 2021 the Company did not grant any options to purchase shares of Common Stock. In the year ended December 31, 2020, the Company granted options to purchase 9,890,563 shares of common stock with an aggregate fair value of $12.7 million, calculated via the Black-Scholes option pricing model (see Note 3) using the following assumptions:

Year Ended December 31, 2020
Expected option term (in years)	5.86
Expected volatility%	53.1%
Risk-free interest rate%	0.56%
Expected dividend yield%	—%
Fair value of common stock (per share)	$2.36

Summary of Restricted Stock Units Activity	The following table summarizes the RSU activity for the year ended December 31, 2021:

	Number of Shares	Weighted- Average Grant Date Fair Value (Per Share)
Outstanding at December 31, 2020	—	$—
Granted (1)	4,543,074	9.20
Vested	(106,800)	9.90
Forfeited	(98,718)	9.11

Unvested at December 31, 2021	4,337,556	$9.32

(1)	Includes 80,000 shares awarded to non-employee directors that have not vested as of December 31, 2021.

Summary of Recognized Stock-based Compensation Expense
The stock-based compensation expense for stock-based awards and earnout shares was recognized in the following captions within the consolidated statements of operations and comprehensive income (loss):

	Year Ended December 31,
(in thousands)	2021	2020
Cost of revenue	$515	$589
Sales and marketing	2,395	578
Research and development	4,614	693
General and administrative	11,406	709

Total stock-based compensation expense	$18,930	$2,569